RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
RELATED PARTIES	RELATED PARTIES
In the normal course of operations, the partnership enters into transactions with related parties. These transactions have been measured at exchange value and are recognized in the consolidated financial statements. The immediate parent of the partnership is the BPY General Partner. The ultimate parent of the partnership is Brookfield Corporation. Other related parties include the Corporation’s subsidiaries and operating entities, certain joint ventures and associates accounted for under the equity method, as well as officers of such entities and their spouses.

The partnership has a management agreement with its service providers, wholly-owned subsidiaries of Brookfield Asset Management ULC. Pursuant to a Master Services Agreement, the partnership pays a management fee (“base management fee”), to the service providers. The management fee is calculated as the sum of (a) 1.05% of the sum of the following amounts, as of the last day of the immediately preceding quarter: (i) the equity attributable to unitholders for the partnership’s Office, Retail and the Corporate segments; and (ii) the carrying value of the outstanding non-voting common shares of CanHoldco and (b) any fees payable by the partnership in connection with the partnership’s commitment to private real estate funds of any Service Providers but for the election by the partnership for such fees to be added to the management fee (but excluding any accrued fees that have not become due and payable). For the year ended December 31, 2024, the partnership paid a base management fee of $178 million (2023 - $195 million; 2022 - $223 million).

On December 31, 2024, Brookfield acquired the Series 2 units of Class A Preferred Units, from the holder of these units and subsequently exchanged such units with the partnership for LP and REUs Units. The Series 2 units of Class A Preferred Units were subsequently cancelled.

The following table summarizes transactions and balances with related parties:

(US$ Millions)	Dec. 31, 2024	Dec. 31, 2023
Balances outstanding with related parties:
Net (payables)/receivables within equity accounted investments	$(11)	$(112)
Loans and notes receivable(1)	649	986
Debt obligations, payables and other liabilities(2)	(2,846)	(1,253)
Corporate borrowings	(1,076)	(1,076)
Property-specific obligations	(541)	(1,473)
Preferred shares held by Brookfield Corporation	(2,809)	(2,708)
Brookfield Corporation interest in CanHoldco	(1,277)	(1,415)
Preferred shares held by BWS (3)(4)	—	(1,600)
(1)Includes loans and notes receivable with other affiliates as of December 31, 2024 of $146 million (2023 - $112 million).
(2)Includes other payables and liabilities with other affiliates as of December 31, 2024 of $464 million (2023 - $901 million).
(3)Brookfield Reinsurance Ltd. (”BNRE”) has been renamed to Brookfield Wealth Solutions Ltd. (“BWS”) as of September 2024.
(4)In October 2024, BWS exercised its right to convert Preferred Shares to common shares. As a result, the partnership's approximate 8% indirect LP interest in the BSREP IV investments is accounted for as a financial asset held through an equity-accounted joint venture with BWS.

(US$ Millions) Years ended Dec. 31,	2024	2023	2022
Transactions with related parties:
Commercial property revenue(1)	$53	$57	$53
Management fee income	227	163	92
Expenses from equity accounted investments	64	8	22
Interest expense on debt obligations	209	116	20
Capital calls, net funded by BWS(5)	—	69	—
General and administrative expense(2)	333	345	327
Construction costs(3)	76	66	68
Return of capital distributions on Brookfield Corporation’s interest in CanHoldco	—	—	118
Distributions on Brookfield Corporation’s interest in CanHoldco	21	49	113
Incentive Fees(4)	9	22	45
(1)Amounts received from Brookfield Corporation and its subsidiaries for the rental of office premises.
(2)Includes amounts paid to Brookfield Corporation and its subsidiaries for management fees, management fees associated with the partnership’s investments in Brookfield-sponsored real estate funds, and administrative services.
(3)Includes amounts paid to Brookfield Corporation and its subsidiaries for construction costs of development properties.
(4)Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.
(5)BWS, which is accounted for under the equity method by the Corporation, has an additional commitment in BSREP IV, which was previously consolidated by the partnership in the comparative period.

As of December 31, 2024, the partnership paid compensation expense to a subsidiary of Brookfield Asset Management Ltd. of $18 million.
In August 2023, the partnership issued mandatory convertible non-voting preferred shares for proceeds of $1.6 billion that were ultimately held by a wholly-owned subsidiary of BWS (the “BWS Preferred Shares”). The BWS Preferred Shares provided that, upon conversion, a BWS subsidiary would obtain a common equity interest in the entities through which the partnership holds its LP interest in BSREP IV investments (the “BSREP IV holding entities”). On issuance of the BWS Preferred Shares, there was no change in the partnership’s contractual rights and exposure to variable returns over the BSREP IV holding entities and the partnership continued to consolidate the BSREP IV investments. In the third quarter of 2024, the partnership reclassified its interest in the BSREP IV investments to assets held for sale (“Reclassification of BSREP IV to asset and liabilities held for sale”). On October 4, 2024, BWS completed its acquisition of the partnership’s interest in BSREP IV which resulted in deconsolidation of the BSREP IV investments by the partnership as control was lost. Following the conversion, the partnership holds an approximate 8% indirect LP interest in the BSREP IV investments that is accounted for as a financial asset held through an equity-accounted joint venture with BWS.

During the years ended December 31, 2024 and December 31, 2023, the partnership sold partial interests in several assets to BWS in order to support the continued scaling of BWS, generating net proceeds of approximately $1.8 billion and $695 million, respectively. The sales were carried out at arm’s length on market terms at existing valuations and resulted in no gain or loss at the time of transaction.

In May 2023, there was a $507 million capital call in respect to BSREP IV investments. The partnership funded the capital call through the issuance of LP Units, Special LP Units and REUs to Brookfield Corporation.

On January 1, 2023, the partnership acquired a 23% LP interest in the foreign investments owned by BSREP IV from an indirect subsidiary of Brookfield Corporation (“Acquisition of Foreign Investments”) for consideration of $588 million through the issuance of a non-interest bearing note. In February 2023, there was a $530 million capital call in respect to BSREP IV’s U.S. and foreign investments. The partnership repaid the non-interest bearing note and funded the capital call through the issuance of LP Units, Special LP Units and REUs to Brookfield Corporation. Brookfield Corporation retained an identical indirect economic interest in the BSREP IV investment before and after the transaction.
On December 9, 2022, Brookfield Corporation completed the distribution of 25% of its asset management business, through Brookfield Asset Management Ltd. (“Manager”), by way of a plan of arrangement (the “Manager Distribution”). The transaction resulted in the division of Brookfield Asset Management Inc. into two publicly traded companies – the Manager under the stock ticker BAM and Brookfield Corporation under the stock ticker BN. In advance of the Manager Distribution, a reorganization took place within Brookfield Corporation whereby the partnership redeemed $1 billion of preferred units issued by a subsidiary of the partnership and acquired certain LP interests in several real estate funds and other investment interests from Brookfield Corporation (“Manager Reorganization”) for net consideration of $2,475 million through the issuance of Class D junior preferred shares, Series 1 and 2 of a subsidiary of the partnership, Brookfield BPY Holdings Inc. (“CanHoldco Class D Junior Preferred Shares”), to Brookfield Corporation. The LP interests and other investment interests acquisitions, including related working capital balances acquired, were accounted for as a business acquisition under common control, as discussed in Note 2, Material Accounting Policies, whereby the partnership records assets and liabilities recognized as a result of transfers of businesses or subsidiaries between entities under common control at carrying value. Differences between the consideration given or received and the carrying amount of the assets and liabilities transferred are recorded within ownership changes in equity.